CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME (Parenthetical) Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Conversion ratio, ADS to Class A ordinary share	10	10	10